Loans And Leases (Components Of Net Investment In Direct Financing Leases) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loans And Leases [Abstract]
Total minimum lease payments to be received	[1]	$ 6,045	$ 6,838
Less: unearned income	[1]	(642)	(830)
Net investment in direct financing leases	[1]	$ 5,403	$ 6,008

[1]	There were no initial direct costs associated with these leases